Related Party Transactions - Summary of Detailed Information About Additional Information of Transactions With Related Parties (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 9,020,655	$ 105,448,459	$ 128,419,020
Interest income from immediate holding company	75,991,943	116,028,045	101,159,079
Consideration received for disposal of investments to a related party controlled by a director of the Company			972,215,580
Consideration received for settlement of derivatives contracts with a related party controlled by a director of the Company			618,682,641
AMTD Digital [Member]
Disclosure of transactions between related parties [line items]
Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries	5,793,768,692
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Staff costs	31,986,661	22,081,545	20,156,843
Premises cost	11,507,635	13,964,993	14,010,263
Total of recharge from immediate holding company	43,494,296	36,046,538	34,167,106
Treasury shares repurchased from immediate holding company	2,500,000,000	5,000,000,000
Former Fellow Subsidiary [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions		104,300,690
Related Party [Member]
Disclosure of transactions between related parties [line items]
Net changes in fair value on derivative financial asset entered into with a related party controlled by a director of the Company			321,797,949
Financial Advisory Service [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	20,655	1,147,769	30,233,187
Financial Advisory Service [Member] | Related Company [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	9,000,000		98,185,833
Management Fee Income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Management fee paid to immediate holding company	137,500	150,000	150,000
Investment Advisory Fee [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	165,000	180,000	180,000
Insurance Commission [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	31,531
Insurance Commission [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	1,662	58,228	105,251
Acquisition of Investment [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investments from immediate holding company		163,180,000	556,161,528
Acquisition of Investment [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investments from a fellow subsidiary		11,545,800	148,671,602
Administrative Service Fees [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Administrative service fee paid to immediate holding company	29,500,000	24,000,000	24,000,000
Interest income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Interest income from immediate holding company	75,991,943	116,028,045	$ 101,159,079
Disposal of Investments [Member] | Former Fellow Subsidiary [Member]
Disclosure of transactions between related parties [line items]
Disposal of an investment to a related company		196,036,584
Stock Loan Interest Income [Member] | Former Fellow Subsidiary [Member]
Disclosure of transactions between related parties [line items]
Stock lending interest income from a former fellow subsidiary		34,740
Perpetual Securities Redeemed [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Perpetual securities redeemed from a related company		4,648,331
Perpetual Securities Redeemed [Member] | Former Fellow Subsidiary [Member]
Disclosure of transactions between related parties [line items]
Perpetual securities redeemed from a related company		$ 35,719,218
Digital Solutions and Other Services Income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	12,466,667
Fashion and luxury media advertising and marketing services [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 22,616,160